INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
INCOME TAXES
Summary of Effective tax rate
In Thousands of US Dollars
Description	2022	2021	2020
Net loss for the year, before income taxes	$(6,576)	$(12,537)	$(11,738)
Net loss attributable to the Bahamas	(5,914)	(11,781)	(11,012)
Net loss attributable the United States	(662)	(756)	(725)
Domestic tax rate applicable to the Corporation	21%	21%	21%
Income taxes at domestic tax statutory rate	(139)	(159)	(152)
Change in valuation allowance	139	159	152
Deferred tax provision (recovery)	$-	$-	$-

Summary of Unrecognized deferred tax assets
In Thousands of US Dollars
Description	2022	2021	2020
Tax loss carry forward	$1,433	$1,404	$1,386
Patents capitalized and amortized for tax purposes	-	0	-
Unrecognized deferred tax assets	$1,433	$1,404	$1,386